UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

April 30, 2011

1.800354.107

SFB-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Alabama - 0.7%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 7,500,000	$ 7,692,375
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	862,640
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,750
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	1,028,650
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,063,730
		11,714,145
Arizona - 3.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,086,910
5.25% 10/1/20 (FSA Insured)	2,600,000	2,795,416
5.25% 10/1/23 (FSA Insured)	5,000,000	5,245,650
5.25% 10/1/26 (FSA Insured)	1,000,000	1,028,700
5.25% 10/1/28 (FSA Insured)	500,000	512,265
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,027,690
Series 2007 B, 1.014% 1/1/37 (d)	1,000,000	657,550
Series 2008 A, 5% 1/1/14	1,220,000	1,309,670
Series 2008 D, 5.5% 1/1/38	3,400,000	3,284,502
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,379,550
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,030,020
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	2,955,709
7% 7/1/33	2,000,000	2,106,880
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,096,640
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,114,020
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,632,313
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	1,000,000	1,042,410
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	$ 1,000,000	$ 1,088,900
5% 7/1/17	1,755,000	1,884,537
5% 7/1/18	1,695,000	1,792,310
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	2,800,000	2,712,276
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,057,727
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	4,338,300
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,355,443
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,339,619
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2006 A, 5% 7/1/18 (FGIC Insured)	750,000	812,235
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,078,500
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,390,700
5.5% 12/1/29	2,100,000	1,961,190
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	1,180,000	1,127,171
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,025,330
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,079,480
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,318,256
		63,667,869
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,403,807
California - 16.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,057,040
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,244,944
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/16 (c)	$ 5,800,000	$ 6,586,190
5% 12/1/19 (c)	4,000,000	4,514,240
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/14	525,000	585,323
Series 2009 A:
5% 7/1/15	2,240,000	2,459,072
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	1,560,000	1,763,923
5.25% 7/1/13 (Escrowed to Maturity) (e)	680,000	749,557
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	783,389
5.25% 7/1/14	925,000	1,031,283
Series A, 5% 7/1/18	2,400,000	2,728,584
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	4,693,830
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,035
5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	81,872
5% 9/1/12	1,000,000	1,053,190
5% 10/1/12	4,400,000	4,641,032
5% 8/1/20	2,745,000	2,936,711
5% 11/1/21	2,430,000	2,548,220
5% 10/1/22	1,500,000	1,608,375
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,163,635
5% 12/1/22	7,810,000	8,266,651
5% 11/1/24	3,000,000	3,112,680
5% 3/1/26	1,000,000	1,017,070
5% 6/1/26	1,085,000	1,100,917
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	494,395
5% 3/1/31	1,700,000	1,680,909
5% 9/1/31	1,200,000	1,186,332
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	593,136
5% 9/1/32	1,400,000	1,358,798
5% 8/1/33	700,000	670,936
5% 9/1/33	2,900,000	2,779,360
5% 9/1/35	1,100,000	1,036,475
5.125% 11/1/24	400,000	407,908
5.25% 2/1/16	500,000	539,440
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 400,000	$ 403,476
5.25% 2/1/28	500,000	504,585
5.25% 2/1/33	1,200,000	1,189,152
5.25% 12/1/33	35,000	34,679
5.25% 11/1/40	1,100,000	1,056,990
5.5% 8/1/27	3,200,000	3,351,360
5.5% 8/1/29	4,300,000	4,457,982
5.5% 4/1/30	5,000	5,060
5.5% 11/1/33	2,200,000	2,209,108
5.5% 3/1/40	600,000	604,536
6% 3/1/33	4,250,000	4,543,675
6% 4/1/38	3,100,000	3,242,600
6% 11/1/39	11,280,000	11,822,117
6.5% 4/1/33	5,050,000	5,539,547
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,230,531
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,200,000	2,249,808
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	872,420
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,322,235
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	5,531,166
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (d)	1,800,000	1,938,060
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	45,000	58,734
6.5% 10/1/38	2,155,000	2,311,625
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,166,160
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,608,928
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,013,540
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,719,385
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,234,700
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,022,850
Series 2005 H, 5% 6/1/18	1,000,000	1,046,030
Series 2005 K, 5% 11/1/16	1,300,000	1,406,795
Series 2009 G1, 5.75% 10/1/30	835,000	837,705
Series 2009 I:
6.125% 11/1/29	500,000	527,560
6.375% 11/1/34	1,400,000	1,451,478
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,553,843
5.75% 11/1/27	5,600,000	5,904,080
6% 11/1/40	5,400,000	5,516,694
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	4,735,605
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	18,600,000	19,864,779
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	819,816
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,007,502
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,937,778
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	151,994
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,244
5.75% 1/15/40	300,000	249,675
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,122,630
Series 2005 A:
5% 6/1/45	3,800,000	3,080,470
5% 6/1/45	1,000,000	810,650
Series 2007 A1, 5% 6/1/33	400,000	262,068
5% 6/1/45 (FSA Insured)	65,000	55,152
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,315,171
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,544,772
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	$ 10,000,000	$ 10,716,600
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	626,016
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	498,060
Los Angeles Unified School District Series 2002 B, 5% 7/1/22	1,200,000	1,260,852
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,163,884
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	10,574,500
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	898,880
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,428,720
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,104,106
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	803,713
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,052,430
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,652,535
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,370,888
5% 5/1/24	1,510,000	1,583,975
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	1,000,000	1,051,570
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,164,936
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,011,880
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,253,860
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	311,532
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,485,000	4,076,372
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	$ 700,000	$ 759,185
6.5% 8/1/27	1,315,000	1,493,275
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	982,430
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,001,890
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,910,887
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,393,761
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,819,102
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,011,026
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	9,600,600
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	638,150
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	712,861
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	708,477
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,449,732
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,870
Series 2009 O:
5.25% 5/15/39	1,000,000	1,001,280
5.75% 5/15/30	5,700,000	6,155,715
5.75% 5/15/34	3,060,000	3,224,689
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,747,855
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	562,488
Series 2009 A:
5.125% 7/1/17	200,000	207,626
5.25% 7/1/18	175,000	179,499
5.5% 7/1/19	390,000	404,758
6% 7/1/29	1,000,000	1,011,470
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Rev.: - continued
Series 2010 A, 5.25% 7/1/30	$ 1,900,000	$ 1,740,153
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,231,800
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	517,620
		295,309,460
Colorado - 1.2%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (e)	1,300,000	1,446,185
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,035,950
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (e)	2,000,000	1,484,140
0% 7/15/22 (Escrowed to Maturity) (e)	4,500,000	3,007,980
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,029,640
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,349,178
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/13	710,000	702,389
5.3% 7/1/37	300,000	220,476
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,085,100
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,658,502
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	981,880
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,268,689
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	749,770
Series 2010 A, 0% 9/1/41	3,400,000	295,494
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 C, 5.375% 9/1/26	$ 1,000,000	$ 909,830
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,380,075
		21,605,278
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,642,499
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	986,060
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,098,900
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,608,540
Series B, 4.75% 6/1/32	800,000	711,760
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	4,809,181
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	1,594,594
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	917,957
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	1,500,300
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,080,299
		19,950,090
Florida - 7.8%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,007,310
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,457,000
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,091,880
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	12,365,188
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,345,850
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,000,000	8,040,480
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 500,000	$ 506,195
Florida Board of Ed. Lottery Rev. Series 2001 B, 5% 7/1/20 (Pre-Refunded to 7/1/11 @ 101) (e)	1,965,000	1,999,250
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 E, 5% 6/1/35	3,825,000	3,875,567
Series A, 5.5% 6/1/38	700,000	734,363
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	100,836
Series 2008 A, 5.375% 7/1/26	5,675,000	6,170,541
Series 2008 A, 5.25% 7/1/37	1,000,000	1,025,100
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,085,610
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	3,005,000	2,527,686
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	1,068,298
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	537,080
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (e)	305,000	351,586
Series 2005 B:
5% 11/15/30	970,000	933,703
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	130,000	149,856
Series 2005 C, 5% 11/15/31	1,305,000	1,242,230
Series 2006 G:
5% 11/15/16	95,000	104,718
5% 11/15/16 (Escrowed to Maturity) (e)	5,000	5,856
5.125% 11/15/18	965,000	1,034,191
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	41,221
Series 2008 B, 6% 11/15/37	5,000,000	5,096,750
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,760,384
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	3,365,000	2,793,085
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	$ 1,500,000	$ 2,065,920
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	755,000	925,781
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,025,460
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,684,173
Series 2009 B:
5% 10/1/18	1,600,000	1,704,544
5% 10/1/19	6,005,000	6,355,872
Series Three 2010 D, 5% 10/1/38	2,800,000	2,758,784
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,448,415
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	4,393,828
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,423,212
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,047,946
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,045,280
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,581,825
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,895,080
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,051,552
5.75% 10/1/43	1,000,000	946,700
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,544,700
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,249,038
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,028,610
Series 2009 B, 5% 10/1/33	6,200,000	6,305,028
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	7,876,190
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	$ 1,590,000	$ 1,635,872
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	2,300,000	2,451,639
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,438,452
5% 7/1/17	4,385,000	4,822,842
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	218,466
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,271,996
		139,649,019
Georgia - 2.0%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,120,680
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	13,139,039
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,056,122
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,878,438
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	3,000,000	2,095,950
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,017,159
Muni. Elec. Auth. of Georgia:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,412,800
Series 2011 A, 5% 1/1/21	2,000,000	2,148,860
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,995,000	1,408,370
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,001,040
		35,278,458
Municipal Bonds - continued
	Principal Amount	Value
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	$ 1,900,000	$ 2,010,770
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	5,943,245
		7,954,015
Illinois - 12.3%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	689,204
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,453,932
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	6,644,024
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	126,226
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,660,139
5.25% 1/1/29 (FSA Insured)	210,000	206,896
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,104,246
Series 2007 A, 5% 1/1/37	10,000,000	8,858,800
Series A, 5.5% 1/1/17	1,480,000	1,637,886
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	1,986,780
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,316,700
Series 2011 C, 6.5% 1/1/41 (c)	2,600,000	2,764,528
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,101,428
5.25% 1/1/40	1,000,000	995,520
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,237,104
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,021,270
5% 6/1/21	1,000,000	1,014,530
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,279,024
5.25% 11/1/38	9,150,000	8,802,575
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	514,545
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 300,000	$ 304,332
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,200
Series 2010 A, 5.25% 11/15/33	11,600,000	11,617,052
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,590,837
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	3,175,000	3,350,292
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,461,096
Series A, 5.5% 5/1/15 (Escrowed to Maturity) (e)	480,000	560,213
5.5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	520,000	586,295
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,600,000	3,572,240
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,560
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,259,168
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,165,406
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	2,000,000	1,809,980
Series 2010, 5.25% 2/15/30	6,700,000	6,127,284
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,506,614
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,018,667
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,811,118
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,100,000	1,922,004
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,030,519
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,540,440
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	3,821,360
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	$ 5,000,000	$ 4,779,100
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	4,700,000	5,140,155
Series 2010 A, 6% 5/1/28	5,100,000	4,880,343
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,357,960
Series 2009 D, 6.625% 11/1/39	2,300,000	2,368,149
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,473,330
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,632,315
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,188,452
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	1,838,754
Illinois Gen. Oblig.:
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,508,970
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,490
Series 2004 A, 5% 3/1/34	5,700,000	5,154,681
Series 2006, 5.5% 1/1/31	1,000,000	989,260
Series 2010, 5% 1/1/23 (FSA Insured)	2,100,000	2,118,963
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,213,293
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	929,790
5.25% 5/15/32 (FSA Insured)	590,000	541,130
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,814,399
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	1,000,000	882,950
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20	3,360,000	3,582,230
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	2,906,520
Series 2010, 5% 6/15/15	4,300,000	4,679,002
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	774,257
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,514,471
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Joliet School District #86 Gen. Oblig. Series 2002: - continued
0% 11/1/20 (FSA Insured)	$ 3,850,000	$ 2,413,758
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	2,829,125
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	767,760
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,056,753
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (e)	260,000	232,440
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	684,348
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,220,780
Lake County Forest Preservation District Series 2007 A, 0.557% 12/15/13 (d)	880,000	862,532
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,068,780
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,079,550
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,317,840
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,427,762
Series 2010 B1, 0% 6/15/44	6,700,000	753,214
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,544,160
0% 6/15/15 (Escrowed to Maturity) (e)	1,885,000	1,761,778
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,365,000	2,898,577
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,053,174
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,880,278
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,297,821
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2009 A, 5.75% 4/1/38	$ 4,870,000	$ 4,906,622
Series 2010 A:
5% 4/1/25	1,700,000	1,710,863
5.25% 4/1/30	1,020,000	1,015,104
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	9,600,000	6,438,528
Series 2002:
0% 11/1/14 (FSA Insured)	1,100,000	993,080
0% 11/1/16 (FSA Insured)	1,700,000	1,399,763
0% 11/1/18 (FSA Insured)	5,030,000	3,627,787
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,373,126
0% 1/1/15 (FSA Insured) (Escrowed to Maturity) (e)	1,605,000	1,514,109
		221,127,410
Indiana - 2.5%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,339,284
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,061,680
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,603,614
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,766,772
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,170
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,602,479
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,579,317
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,510,144
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,323,800
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	822,630
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,065,160
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,123,158
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,312,481
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,250
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,748,175
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	3,064,800
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,311,183
5% 7/1/35	1,000,000	1,024,160
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	500,000	502,245
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	744,177
		44,660,679
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	707,974
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	554,658
5.25% 7/1/15	200,000	216,972
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,014,140
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	401,288
5% 11/15/17	1,000,000	1,079,610
		3,974,642
Kentucky - 1.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,224,757
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	$ 3,000,000	$ 3,253,350
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,527,960
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,139,550
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	5,665,000	5,468,991
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	508,825
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,004,920
		18,128,353
Louisiana - 0.5%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	599,581
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,515,795
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,804,010
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,260
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	750,000	733,553
		8,662,199
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,881,360
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,024,160
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,120,348
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,525,125
		5,550,993
Maryland - 0.6%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	937,530
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	$ 600,000	$ 490,710
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,747,600
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	790,000	833,569
6% 1/1/38	4,200,000	4,270,938
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,008,612
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,541,862
		10,830,821
Massachusetts - 1.3%
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,215,687
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,242,945
Series 2007 A, 0.774% 5/1/37 (d)	2,000,000	1,526,180
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	892,310
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,198,180
5% 8/15/24	5,000,000	5,293,450
5% 8/15/30	2,500,000	2,571,525
Series 2007 A:
4.5% 8/15/35	1,600,000	1,475,168
5% 8/15/22 (AMBAC Insured)	2,890,000	3,163,047
Massachusetts St Dev. Fin. Ag Series I, 6.75% 1/1/36	1,000,000	985,710
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,175,293
		23,739,495
Michigan - 3.6%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,452,710
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 1,600,000	$ 1,638,480
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,364,388
Series 2006, 5% 7/1/36	2,300,000	1,927,423
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	1,796,802
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,130
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,568,261
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,550,130
7% 7/1/36 (FSA Insured)	1,400,000	1,526,812
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,518,182
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,466,675
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,198,296
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,345,284
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	784,312
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,491,557
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,951,576
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,001,100
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,501,422
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,712,030
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,035,650
Series 2009, 5% 10/1/26	4,165,000	4,456,717
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,551,240
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	$ 1,000,000	$ 711,780
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,893,205
5% 5/1/23 (FSA Insured)	5,275,000	5,551,199
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,022,490
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,668,319
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,321,746
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,001,363
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,060,780
		64,120,059
Minnesota - 2.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,813,908
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	3,450,000	3,675,216
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	2,850,000	3,036,048
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	953,520
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,394,275
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,069,220
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,224,840
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,396,670
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	873,120
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	634,312
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,099,683
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	$ 1,225,000	$ 1,351,763
Series 2009, 5.75% 7/1/39	6,690,000	6,265,520
		35,788,095
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	1,050,000	1,062,033
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,597,860
		2,659,893
Missouri - 0.3%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,070,420
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/21	125,000	130,773
5.125% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (e)	875,000	942,349
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	1,200,000	1,089,948
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	502,780
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	931,333
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	769,988
		5,437,591
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	2,888,487
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	2,774,610
		5,663,097
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.708% 12/1/17 (d)	1,000,000	821,820
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	$ 1,915,000	$ 2,027,525
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	1,999,840
		4,849,185
Nevada - 0.9%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	1,000,000	1,006,570
Clark County School District Series 2001 F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,005,550
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,486,660
5.625% 7/1/32	10,730,000	11,299,978
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	529,880
		15,328,638
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	2,788,669
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	330,000	330,630
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,024,900
		4,144,199
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	683,082
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/13	4,650,000	4,955,180
5% 6/15/14	5,000,000	5,423,700
5.125% 6/15/24	1,500,000	1,567,215
5.25% 6/15/28	1,000,000	1,023,820
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	602,952
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,038,840
5.25% 3/1/23	1,000,000	1,024,960
5.25% 3/1/25	800,000	814,064
5.25% 3/1/26	600,000	609,498
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,659,800
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,566,465
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100) (e)	1,500,000	1,654,815
Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	425,768
		24,050,159
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,330,810
New York - 11.5%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	600,000	645,180
5.75% 5/1/21 (FSA Insured)	500,000	517,215
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,536,304
5.75% 5/1/24 (FSA Insured)	2,225,000	2,336,317
5.75% 5/1/26 (FSA Insured)	525,000	550,211
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,021,060
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	786,513
Series 2005 G, 5% 8/1/15	2,800,000	3,170,384
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,323,684
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,097,760
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,074,810
Series F-1, 5% 9/1/25	3,000,000	3,110,670
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	956,890
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	910,780
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	$ 200,000	$ 200,772
Series 2003 E, 5% 6/15/34	1,200,000	1,205,664
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,030,057
Series 2009 A, 5.75% 6/15/40	5,400,000	5,796,522
Series 2009 CC, 5% 6/15/34	3,585,000	3,621,137
Series 2009 EE, 5.25% 6/15/40	2,900,000	2,953,505
Series 2011 EE, 5.375% 6/15/43	11,365,000	11,704,018
Series FF 2, 5.5% 6/15/40	4,800,000	4,964,640
Series GG, 5% 6/15/43	2,300,000	2,285,303
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	6,886,374
6% 7/15/38	13,000,000	13,808,860
Series 2009 S3, 5.25% 1/15/39	7,000,000	7,056,770
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,232,448
5.75% 1/15/39	2,500,000	2,615,125
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	17,245,000	17,648,016
6% 11/1/28 (b)	3,000,000	3,077,460
Series 2004 B:
5% 8/1/32	4,195,000	4,235,398
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (e)	5,000	5,503
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,009,350
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,866,240
Series 2008 B, 5.75% 3/15/36	5,500,000	5,939,450
Series 2007 A, 5% 3/15/32	3,900,000	3,961,152
Series 2009 A, 5% 2/15/34	1,750,000	1,776,915
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	800,000	836,904
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,200,000	2,377,056
Series 2007 A, 5% 7/1/14	1,000,000	1,076,070
Series 2007 B, 5.25% 7/1/24	400,000	398,844
Bonds (State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	4,085,601
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,054,430
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,346,770
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,050,610
Series 2008 A, 5.25% 11/15/36	4,600,000	4,548,894
Series 2008 C, 6.5% 11/15/28	3,600,000	3,997,296
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,040,180
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,026,570
Series 2007 H:
5% 1/1/25	4,000,000	4,146,320
5% 1/1/26	2,500,000	2,573,975
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,161,300
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,065,661
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	815,000	856,810
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,506,800
5.5% 6/1/14	345,000	346,170
5.5% 6/1/15	840,000	842,814
5.5% 6/1/16	3,200,000	3,210,080
5.5% 6/1/17	9,200,000	9,229,808
Series 2003B 1C:
5.5% 6/1/14	270,000	270,915
5.5% 6/1/15	4,085,000	4,098,685
5.5% 6/1/17	6,650,000	6,671,546
5.5% 6/1/18	8,030,000	8,279,412
5.5% 6/1/19	1,100,000	1,162,865
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,054,450
5.5% 6/1/21	4,060,000	4,274,368
5.5% 6/1/22	1,100,000	1,154,439
		206,664,100
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 1.3%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,933,974
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,099,340
5% 7/1/22	1,965,000	2,134,756
5% 7/1/23	2,075,000	2,226,122
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,182,816
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,265,448
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	185,276
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,200,000	3,242,464
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,047,360
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,706,302
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,010,070
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	2,944,051
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,593,570
		22,571,549
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,422,855
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,774,897
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,522,955
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,042,252
		7,762,959
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,375,220
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth.: - continued
Series A-2:
5.875% 6/1/47	$ 800,000	$ 534,952
6.5% 6/1/47	1,100,000	806,212
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,225,280
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,176,273
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,297,250
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,009,820
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,280,600
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	36,269
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,223,594
		15,965,470
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,250
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,207,660
5.5% 8/15/22	2,400,000	2,600,064
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2010 B, 5% 10/1/35	6,845,000	7,078,346
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,307,220
		14,267,540
Oregon - 0.8%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 B, 5%, tender 7/15/12 (d)	8,000,000	8,275,520
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,802,646
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,022,208
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	$ 2,115,000	$ 494,847
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,166,710
		13,761,931
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,632,872
Series B, 5% 6/15/15	2,000,000	2,221,560
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,078,850
5% 8/15/20	3,000,000	3,249,090
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,298,568
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,021,510
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	582,785
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	468,912
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	700,000	824,180
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	518,245
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	586,542
Ninth Series, 5.25% 8/1/40	3,800,000	3,517,052
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,882,041
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,474,350
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,088,950
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	309,099
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,608,300
		25,362,906
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.5%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	$ 1,400,000	$ 1,408,540
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,565,835
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	1,009,440
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	834,696
5.75%, tender 7/1/17 (d)	1,500,000	1,584,915
Series N, 5.5% 7/1/22	1,300,000	1,323,660
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,400,000	315,816
		8,042,902
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,081,710
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,474,832
		2,556,542
South Carolina - 1.0%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (FSA Insured)	1,790,000	1,862,817
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,750,185
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,059,660
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,073,730
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,114,990
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,036,510
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	535,000	479,553
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,771,178
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,737,179
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	$ 1,115,000	$ 1,132,450
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,661,040
		18,679,292
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,046,550
5% 12/15/15	2,525,000	2,620,622
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,226,299
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,441,917
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,521,225
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	2,058,440
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,746,036
		13,661,089
Texas - 10.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,015,860
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,719,270
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,132,130
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,029,520
5.25% 2/15/42	3,255,000	3,342,820
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,104,776
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,830,025
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,399,306
5.375% 5/1/19 (FSA Insured)	215,000	222,220
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,267
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,058,410
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,762,284
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,017,579
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,280,380
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	516,360
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	500,000	481,375
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	5,615,000	5,723,650
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,556,820
Series A, 5% 11/1/42	5,200,000	4,711,044
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	573,075
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,095,400
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (e)	1,000,000	1,070,500
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (e)(f)	1,035,000	1,105,525
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,028,440
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,742,301
Granbury Independent School District 0% 8/1/19	1,000,000	760,480
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,955,340
Series 2008 B, 5.25% 8/15/47	11,600,000	11,640,832
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,307,676
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	2,005,000	2,060,699
Houston Independent School District Series 2005 A, 0% 2/15/16	2,800,000	2,525,516
Houston Util. Sys. Rev. Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,104,495
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Humble Independent School District Series 2009, 5% 2/15/34	$ 1,400,000	$ 1,435,266
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,310,350
Keller Independent School District (School Bldg. Proj.) Series 2009, 5.25% 2/15/24	2,385,000	2,658,416
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	626,676
Lewisville Independent School District 0% 8/15/18	1,025,000	822,265
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,029,050
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,500,000	1,533,990
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	591,324
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	4,653,405
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,200,950
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,411,591
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,327,339
Mansfield Independent School District 5.5% 2/15/17	15,000	15,543
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	3,000,000	3,006,660
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,243,861
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,032,648
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,368,376
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,188,860
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,078,950
5% 6/1/25	2,100,000	2,245,572
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,018,170
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	$ 1,000,000	$ 1,000,720
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,133,670
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,558,950
Series 2008 A:
6% 1/1/24	1,000,000	1,080,630
6% 1/1/25	6,000,000	6,412,800
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,361,173
Series 2009 A, 6.25% 1/1/39	3,000,000	3,052,590
6% 9/1/41	1,600,000	1,693,264
Northside Independent School District Bonds Series 2009, 2.1%, tender 6/1/11 (d)	3,100,000	3,103,317
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,034,482
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	3,100,000	3,144,020
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	425,776
Series 2007, 5.375% 8/15/33	2,400,000	2,554,104
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	823,416
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,091,220
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,625,528
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,485,760
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	60,605
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	606,258
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,032,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	1,905,804
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,049,930
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	$ 4,500,000	$ 4,908,330
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	2,430,000	2,430,753
0% 10/1/13	1,000,000	962,580
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,076,633
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	13,606
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,284,971
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,148,111
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,300,000	2,336,386
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	1,875,000	1,738,331
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,179,234
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	1,300,000	1,443,494
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,107,840
Series B, 5.375% 7/15/16	1,000,000	1,002,780
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,062,350
Waller Independent School District 5.5% 2/15/33	5,100,000	5,407,071
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,150,000	1,174,081
		189,211,605
Utah - 0.3%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,225,721
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,135,960
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,831,749
		6,193,430
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 200,000	$ 200,786
6.125% 12/1/27 (AMBAC Insured)	300,000	303,825
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	3,968,367
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,001,420
		5,474,398
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,446,580
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	600,000	585,498
		7,032,078
Washington - 3.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	497,796
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,118,680
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,095,000	1,178,176
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,063,810
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,320
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,294,826
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,175,167
Series 2009, 5.25% 1/1/42	1,000,000	1,012,500
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	7,777,000
Series 2006 A, 5% 7/1/24 (FSA Insured)	1,595,000	1,681,082
Series B, 5% 7/1/28	1,000,000	1,033,260
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	3,432,000
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	$ 7,000,000	$ 7,455,700
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,542,180
Series 2010 A, 5.25% 8/15/20	2,325,000	2,439,344
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	3,605,744
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,782,358
Series 2006 D, 5.25% 10/1/33	2,000,000	2,024,040
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,204,928
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,200,000	1,265,088
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (Pre-Refunded to 12/1/12 @ 100) (e)	1,000,000	1,074,420
		58,678,419
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,290,614
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,005,490
		2,296,104
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	600,000	637,812
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	619,768
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,139,570
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,000,000	892,480
5.75% 7/1/30	1,000,000	976,110
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,127,840
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	$ 1,000,000	$ 871,400
Series B, 6% 2/15/25	1,000,000	1,000,640
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	800,000	791,008
		9,056,628
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,621,710
TOTAL MUNICIPAL BONDS (Cost $1,712,604,169)		1,728,439,111
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $3,800,000)	3,800,000	3,858,406
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,716,404,169)		1,732,297,517
NET OTHER ASSETS (LIABILITIES) - 3.4%		61,197,648
NET ASSETS - 100%		$ 1,793,495,165
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,105,525 or 0.1% of net assets.

Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100)	8/16/02	$ 1,140,280
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,716,259,016. Net unrealized appreciation aggregated $16,038,501, of which $45,545,801 related to appreciated investment securities and $29,507,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011